Insurance Claim Reserves Footnote (details) - Historical Claim Duration	Dec. 31, 2016
Business Insurance [Member] | General liability [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	3.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	13.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	19.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	17.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	12.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	8.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	5.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	2.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	3.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	1.60%
Business Insurance [Member] | Commercial property [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	51.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	8.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	2.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.80%
Business Insurance [Member] | Commercial multi-peril [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	39.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	22.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	10.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	8.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	3.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	1.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	1.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	0.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	0.40%
Business Insurance [Member] | Automobile [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	34.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	16.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	12.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	7.60%
Business Insurance [Member] | Workers' compensation [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	17.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	19.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	11.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	7.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	5.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	4.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	3.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	2.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	2.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	1.90%
Bond & Specialty Insurance [Member] | General liability [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	6.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	19.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	18.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	15.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	12.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	7.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	6.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	3.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	1.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	1.10%
Bond & Specialty Insurance [Member] | Fidelity and surety [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	26.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	36.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	10.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	(3.60%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.80%
Personal Insurance [Member] | Automobile [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	60.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	19.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	9.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.50%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.70%
Personal Insurance [Member] | Homeowners (excluding Other) [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	71.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	20.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.70%
Personal Insurance [Member] | International - Canada [Member] | Property casualty [Member]
Historical Claims Duration
Short-duration Insurance Contracts, Historical Claims Duration, Year One	43.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	18.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	7.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	6.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Six	5.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Seven	3.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Eight	2.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Nine	1.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Ten	1.10%